Company financial information (Parent Corporation) - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	$ 4,922	$ 5,030
Corporate-owned life insurance	5,480	5,417
Other assets	25,985	25,855
Total assets	409,953	405,783	$ 444,438
Other liabilities	8,844	8,543
Long-term debt	31,257	30,458
Total liabilities	368,944	364,933
Shareholders’ equity	40,874	40,734
Total liabilities, temporary equity and permanent equity	409,953	405,783
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	229	376
Securities	0	1
Investment in and advances to subsidiaries and associated companies:	73,022	71,914
Corporate-owned life insurance	796	793
Other assets	363	610
Total assets	74,410	73,694
Deferred compensation	367	372
Other liabilities	1,889	1,995
Long-term debt	29,986	29,679
Total liabilities	33,536	32,960
Shareholders’ equity	40,874	40,734
Total liabilities, temporary equity and permanent equity	74,410	73,694
Parent Company | Bank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	34,184	33,795
Parent Company | Nonbank Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in and advances to subsidiaries and associated companies:	38,838	38,119
Parent Company | Affiliate
Condensed Balance Sheet Statements, Captions [Line Items]
Affiliate borrowings	$ 1,294	$ 914